Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Entity Central Index Key	0000088053
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000016557
Shareholder Report [Line Items]
Fund Name	DWS Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	SEKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Emerging Markets Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.19%

Gross expense ratio as of the latest prospectus: 1.49%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.19%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	23.12%	0.59%	2.24%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	16.04%	-0.60%	1.64%
MSCI Emerging Markets Index	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 65,103,101
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 327,080
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	65,103,101
Number of Portfolio Holdings	78
Portfolio Turnover Rate (%)	61
Total Net Advisory Fees Paid ($)	327,080

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Financials	30%
Information Technology	27%
Consumer Discretionary	17%
Communication Services	8%
Industrials	5%
Energy	4%
Consumer Staples	3%
Real Estate	2%
Health Care	2%
Utilities	1%
Materials	1%

Ten Largest Equity Holdings

Holdings	45.3% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	13.0%
Tencent Holdings Ltd. (China)	5.2%
Samsung Electronics Co. Ltd. (Korea)	4.7%
ICICI Bank Ltd. (India)	4.7%
Larsen & Toubro Ltd. (India)	4.4%
HDFC Bank Ltd. (India)	3.0%
Alibaba Group Holding Ltd. (China)	2.8%
AIA Group Ltd. (Hong Kong)	2.7%
Grupo Financiero Galicia SA (Argentina)	2.4%
MercadoLibre, Inc. (Uruguay)	2.4%

Geographical Diversification

Country	% of Net Assets
China	22%
India	19%
Taiwan	18%
Korea	12%
Indonesia	5%
Hong Kong	4%
Brazil	4%
South Africa	3%
Argentina	2%
Uruguay	2%
Other	9%

Material Fund Change [Text Block]
C000016560
Shareholder Report [Line Items]
Fund Name	DWS Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	SEKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Emerging Markets Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$216	1.94%

Gross expense ratio as of the latest prospectus: 2.13%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	1.94%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	22.20%	-0.16%	1.47%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	21.20%	-0.16%	1.47%
MSCI Emerging Markets Index	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 65,103,101
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 327,080
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	65,103,101
Number of Portfolio Holdings	78
Portfolio Turnover Rate (%)	61
Total Net Advisory Fees Paid ($)	327,080

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Financials	30%
Information Technology	27%
Consumer Discretionary	17%
Communication Services	8%
Industrials	5%
Energy	4%
Consumer Staples	3%
Real Estate	2%
Health Care	2%
Utilities	1%
Materials	1%

Ten Largest Equity Holdings

Holdings	45.3% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	13.0%
Tencent Holdings Ltd. (China)	5.2%
Samsung Electronics Co. Ltd. (Korea)	4.7%
ICICI Bank Ltd. (India)	4.7%
Larsen & Toubro Ltd. (India)	4.4%
HDFC Bank Ltd. (India)	3.0%
Alibaba Group Holding Ltd. (China)	2.8%
AIA Group Ltd. (Hong Kong)	2.7%
Grupo Financiero Galicia SA (Argentina)	2.4%
MercadoLibre, Inc. (Uruguay)	2.4%

Geographical Diversification

Country	% of Net Assets
China	22%
India	19%
Taiwan	18%
Korea	12%
Indonesia	5%
Hong Kong	4%
Brazil	4%
South Africa	3%
Argentina	2%
Uruguay	2%
Other	9%

Material Fund Change [Text Block]
C000205760
Shareholder Report [Line Items]
Fund Name	DWS Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	SEKRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Emerging Markets Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$105	0.94%

Gross expense ratio as of the latest prospectus: 1.07%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.94%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	Since Inception 9/7/18
Class R6 No Sales Charge	23.44%	0.85%	1.84%
MSCI Emerging Markets Index	25.32%	3.93%	4.05%

Performance Inception Date	Sep. 07, 2018
No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 65,103,101
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 327,080
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	65,103,101
Number of Portfolio Holdings	78
Portfolio Turnover Rate (%)	61
Total Net Advisory Fees Paid ($)	327,080

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Financials	30%
Information Technology	27%
Consumer Discretionary	17%
Communication Services	8%
Industrials	5%
Energy	4%
Consumer Staples	3%
Real Estate	2%
Health Care	2%
Utilities	1%
Materials	1%

Ten Largest Equity Holdings

Holdings	45.3% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	13.0%
Tencent Holdings Ltd. (China)	5.2%
Samsung Electronics Co. Ltd. (Korea)	4.7%
ICICI Bank Ltd. (India)	4.7%
Larsen & Toubro Ltd. (India)	4.4%
HDFC Bank Ltd. (India)	3.0%
Alibaba Group Holding Ltd. (China)	2.8%
AIA Group Ltd. (Hong Kong)	2.7%
Grupo Financiero Galicia SA (Argentina)	2.4%
MercadoLibre, Inc. (Uruguay)	2.4%

Geographical Diversification

Country	% of Net Assets
China	22%
India	19%
Taiwan	18%
Korea	12%
Indonesia	5%
Hong Kong	4%
Brazil	4%
South Africa	3%
Argentina	2%
Uruguay	2%
Other	9%

Material Fund Change [Text Block]
C000016561
Shareholder Report [Line Items]
Fund Name	DWS Emerging Markets Equity Fund
Class Name	Class S
Trading Symbol	SEMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Emerging Markets Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$114	1.02%

Gross expense ratio as of the latest prospectus: 1.24%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.02%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	23.35%	0.76%	2.44%
MSCI Emerging Markets Index	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 65,103,101
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 327,080
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	65,103,101
Number of Portfolio Holdings	78
Portfolio Turnover Rate (%)	61
Total Net Advisory Fees Paid ($)	327,080

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Financials	30%
Information Technology	27%
Consumer Discretionary	17%
Communication Services	8%
Industrials	5%
Energy	4%
Consumer Staples	3%
Real Estate	2%
Health Care	2%
Utilities	1%
Materials	1%

Ten Largest Equity Holdings

Holdings	45.3% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	13.0%
Tencent Holdings Ltd. (China)	5.2%
Samsung Electronics Co. Ltd. (Korea)	4.7%
ICICI Bank Ltd. (India)	4.7%
Larsen & Toubro Ltd. (India)	4.4%
HDFC Bank Ltd. (India)	3.0%
Alibaba Group Holding Ltd. (China)	2.8%
AIA Group Ltd. (Hong Kong)	2.7%
Grupo Financiero Galicia SA (Argentina)	2.4%
MercadoLibre, Inc. (Uruguay)	2.4%

Geographical Diversification

Country	% of Net Assets
China	22%
India	19%
Taiwan	18%
Korea	12%
Indonesia	5%
Hong Kong	4%
Brazil	4%
South Africa	3%
Argentina	2%
Uruguay	2%
Other	9%

Material Fund Change [Text Block]
C000063926
Shareholder Report [Line Items]
Fund Name	DWS Emerging Markets Equity Fund
Class Name	Institutional Class
Trading Symbol	SEKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Emerging Markets Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$105	0.94%

Gross expense ratio as of the latest prospectus: 1.12%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.94%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	23.40%	0.83%	2.50%
MSCI Emerging Markets Index	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 65,103,101
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 327,080
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	65,103,101
Number of Portfolio Holdings	78
Portfolio Turnover Rate (%)	61
Total Net Advisory Fees Paid ($)	327,080

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Financials	30%
Information Technology	27%
Consumer Discretionary	17%
Communication Services	8%
Industrials	5%
Energy	4%
Consumer Staples	3%
Real Estate	2%
Health Care	2%
Utilities	1%
Materials	1%

Ten Largest Equity Holdings

Holdings	45.3% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	13.0%
Tencent Holdings Ltd. (China)	5.2%
Samsung Electronics Co. Ltd. (Korea)	4.7%
ICICI Bank Ltd. (India)	4.7%
Larsen & Toubro Ltd. (India)	4.4%
HDFC Bank Ltd. (India)	3.0%
Alibaba Group Holding Ltd. (China)	2.8%
AIA Group Ltd. (Hong Kong)	2.7%
Grupo Financiero Galicia SA (Argentina)	2.4%
MercadoLibre, Inc. (Uruguay)	2.4%

Geographical Diversification

Country	% of Net Assets
China	22%
India	19%
Taiwan	18%
Korea	12%
Indonesia	5%
Hong Kong	4%
Brazil	4%
South Africa	3%
Argentina	2%
Uruguay	2%
Other	9%

Material Fund Change [Text Block]